Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Components of Operating Lease Cost

The components of operating lease costs were as follows:

	Six months ended June 30,
	2025	2026
	Unaudited
Operating lease cost	$580	$624
Variable lease cost	43	60

Total net lease costs	$623	$684

Supplemental balance sheet information related to operating leases is as follows:

	As of
	December 31, 2025	June 30, 2026 Unaudited
Weighted average remaining lease term (in years)	8.99	8.54
Weighted average discount rate	5.86%	5.88%

Schedule of Minimum Lease Payments

Minimum lease payments under non-cancelable lease agreements as of June 30, 2026, were as follows:

Operating leases
Unaudited
2026	$688
2027	1,399
2028	1,246
2029	1,144
2030	1,133
2031 and thereafter	5,249

Total undiscounted lease payments	10,859
Less: imputed interest	(2,511)

Present value of lease liabilities	$8,348